PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited)

as of November 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 98.8%

ASSET-BACKED SECURITIES 8.3%

Collateralized Loan Obligations 8.3%

AIG CLO Ltd. (Cayman Islands), Series 2018-1A, Class A1R, 144A, 3 Month LIBOR + 1.120%	1.252%(c)	04/20/32	400	$400,394
Atlas Senior Loan Fund VII Ltd. (Cayman Islands), Series 2016-7A, Class A1R2, 144A, 3 Month LIBOR + 1.100%	1.276 (c)	11/27/31	250	249,834
Elevation CLO Ltd. (Cayman Islands), Series 2021-13A, Class A1, 144A, 3 Month LIBOR + 1.190%	1.340 (c)	07/15/34	250	249,868
HPS Loan Management 10-2016 Ltd. (Cayman Islands), Series 10A-16, Class A1RR, 144A, 3 Month LIBOR + 1.140%	1.272 (c)	04/20/34	250	249,874
Madison Park Funding XXXIV Ltd. (Cayman Islands), Series 2019-34A, Class AR, 144A, 3 Month LIBOR + 1.120%	1.244 (c)	04/25/32	400	400,076
Northwoods Capital XV Ltd. (Cayman Islands), Series 2017-15A, Class A1R, 144A, 3 Month LIBOR + 1.210%	1.332 (c)	06/20/34	250	250,082
Romark CLO IV Ltd. (Cayman Islands), Series 2021-4A, Class A1, 144A, 3 Month LIBOR + 1.170%	1.320 (c)	07/10/34	400	399,322

TOTAL ASSET-BACKED SECURITIES

(cost $2,199,222)				2,199,450

COMMERCIAL MORTGAGE-BACKED SECURITIES 10.8%
BANK, Series 2019-BN22, Class A3	2.726	11/15/62	250	260,231
Bellemeade Re Ltd. (Bermuda), Series 2021-2A, Class M1A, 144A, SOFR30A + 1.200%	1.250 (c)	06/25/31	150	149,843
Benchmark Mortgage Trust, Series 2021-B25, Class A3	1.906	04/15/54	500	497,435
Freddie Mac STACR REMIC Trust,
Series 2021-DNA3, Class M2, 144A, SOFR30A + 2.100%	2.150 (c)	10/25/33	50	50,376
Series 2021-DNA5, Class M1, 144A, SOFR30A + 0.650%	0.700 (c)	01/25/34	13	13,110
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA3, Class M1, 1 Month LIBOR + 0.750%	0.842 (c)	03/25/30	196	196,165
GS Mortgage Securities Trust, Series 2019-GC42, Class A3	2.749	09/01/52	250	259,052
JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5, Class A3	3.123	06/13/52	500	526,586
MFA Trust, Series 2021-RPL1, Class A1, 144A	1.131 (cc)	07/25/60	88	86,266
Station Place Securitization Trust, Series 2021-8, Class A, 144A, 1 Month LIBOR + 0.800%	0.892 (c)	06/20/22	30	30,024
Wells Fargo Commercial Mortgage Trust, Series 2019-C52, Class A4	2.643	08/15/52	436	448,464

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of November 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wells Fargo Commercial Mortgage Trust, (cont’d)
Series 2021-C59, Class A3	1.958%	04/15/54	350	$346,453
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES

(cost $2,866,477)				2,864,005

CORPORATE BONDS 29.9%

Aerospace & Defense 0.7%

Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	123	122,769
Sr. Unsec’d. Notes	3.750	02/01/50	34	35,263
Raytheon Technologies Corp., Sr. Unsec’d. Notes	4.125	11/16/28	13	14,633

				172,665

Agriculture 0.3%

Altria Group, Inc.,
Gtd. Notes	3.400	05/06/30	13	13,478
Gtd. Notes	3.400	02/04/41	25	23,319
BAT International Finance PLC (United Kingdom), Gtd. Notes	1.668	03/25/26	34	33,404

				70,201

Airlines 0.2%

Southwest Airlines Co.,
Sr. Unsec’d. Notes	4.750	05/04/23	17	17,844
Sr. Unsec’d. Notes	5.125	06/15/27	30	34,228
United Airlines 2013-1 Class A Pass Through Trust, Pass-Through Certificates	4.300	08/15/25	10	10,333

				62,405

Auto Manufacturers 0.5%

General Motors Co.,
Sr. Unsec’d. Notes	6.250	10/02/43	21	28,659
Sr. Unsec’d. Notes	6.600	04/01/36	17	22,970
General Motors Financial Co., Inc.,
Gtd. Notes	3.700	05/09/23	25	25,856
Sr. Unsec’d. Notes	2.900	02/26/25	38	39,369
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	0.800	10/16/25	17	16,611

				133,465

Banks 8.6%

Bank of America Corp.,
Sr. Unsec’d. Notes, MTN	4.125	01/22/24	55	58,591
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.070%	3.970 (c)	03/05/29	175	192,411
Sr. Unsec’d. Notes, SOFR + 1.220%	2.299 (c)	07/21/32	60	58,908
Sr. Unsec’d. Notes, SOFR + 1.320%	2.687 (c)	04/22/32	115	116,584
Sub. Notes, MTN	4.450	03/03/26	115	126,610
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	2.950	01/29/23	20	20,507
BNP Paribas SA (France), Gtd. Notes, MTN	3.250	03/03/23	59	60,932

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Citigroup, Inc.,
Sr. Unsec’d. Notes	3.700%	01/12/26	64	$69,245
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.192%	4.075 (c)	04/23/29	80	88,399
Sr. Unsec’d. Notes, SOFR + 1.167%	2.561 (c)	05/01/32	21	21,157
Sr. Unsec’d. Notes, SOFR + 1.422%	2.976 (c)	11/05/30	120	125,073
Sub. Notes	4.400	06/10/25	55	59,815
Sub. Notes	4.450	09/29/27	21	23,399
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	3.700	05/30/24	17	17,904
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	3.750	02/25/26	25	26,902
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.158%	3.814 (c)	04/23/29	90	97,984
Sr. Unsec’d. Notes, SOFR + 1.090%	1.992 (c)	01/27/32	25	23,874
Sr. Unsec’d. Notes, SOFR + 1.281%	2.615 (c)	04/22/32	85	85,166
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	3.200	06/15/26	106	112,525
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.945%	3.509 (c)	01/23/29	150	161,174
Sr. Unsec’d. Notes, SOFR + 1.180%	2.545 (c)	11/08/32	5	5,031
Sr. Unsec’d. Notes, SOFR + 1.250%	2.580 (c)	04/22/32	42	42,359
Sr. Unsec’d. Notes, SOFR + 1.510%	2.739 (c)	10/15/30	135	138,670
Sub. Notes	4.250	10/01/27	21	23,463
Sub. Notes, SOFR + 2.515%	2.956 (c)	05/13/31	21	21,686
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	3.750	02/25/23	34	35,242
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	76	82,525
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 1.140%	3.772 (c)	01/24/29	110	119,867
Sr. Unsec’d. Notes, GMTN, SOFR + 1.178%	2.239 (c)	07/21/32	40	39,199
Sr. Unsec’d. Notes, MTN, SOFR + 1.020%	1.928 (c)	04/28/32	90	86,085
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN, SOFR + 1.262%	2.572 (c)	02/11/31	132	133,933

				2,275,220

Beverages 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.900	02/01/46	72	91,434
Constellation Brands, Inc., Sr. Unsec’d. Notes	2.250	08/01/31	25	24,403
Keurig Dr Pepper, Inc., Gtd. Notes	3.200	05/01/30	20	21,248

				137,085

Biotechnology 0.1%
Amgen, Inc., Sr. Unsec’d. Notes	4.663	06/15/51	13	16,693

Building Materials 0.3%
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes	2.400	07/15/31	21	20,916
Sr. Unsec’d. Notes	4.250	07/02/24	21	22,526
Owens Corning, Sr. Unsec’d. Notes	4.200	12/01/24	25	26,857
Vulcan Materials Co., Sr. Unsec’d. Notes	3.500	06/01/30	13	14,133

				84,432

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of November 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Chemicals 0.4%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	3.600%	11/15/50	17	$18,647
FMC Corp., Sr. Unsec’d. Notes	4.500	10/01/49	13	15,925
LYB International Finance III LLC,
Gtd. Notes	3.375	05/01/30	34	36,978
Gtd. Notes	4.200	10/15/49	17	19,867
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	4.900	06/01/43	21	27,166

				118,583

Commercial Services 1.0%
California Institute of Technology, Sr. Unsec’d. Notes	3.650	09/01/19	10	11,985
Equifax, Inc.,
Sr. Unsec’d. Notes	2.350	09/15/31	20	19,696
Sr. Unsec’d. Notes	2.600	12/01/24	21	21,786
ERAC USA Finance LLC, Gtd. Notes, 144A	3.300	12/01/26	45	48,001
Global Payments, Inc., Sr. Unsec’d. Notes	1.200	03/01/26	21	20,366
Massachusetts Institute of Technology,
Sr. Unsec’d. Notes	2.989	07/01/50	10	11,318
Unsec’d. Notes	4.678	07/01/14	20	31,266
President & Fellows of Harvard College, Unsec’d. Notes	2.517	10/15/50	35	36,307
Trustees of Boston University, Sec’d. Notes	4.061	10/01/48	10	12,514
Trustees of the University of Pennsylvania (The), Sr. Unsec’d. Notes	3.610	02/15/19	15	18,034
University of Southern California, Unsec’d. Notes	3.841	10/01/47	10	12,227
Verisk Analytics, Inc., Sr. Unsec’d. Notes	3.625	05/15/50	10	11,015
Yale University, Unsec’d. Notes	2.402	04/15/50	10	10,096

				264,611

Computers 0.1%
Apple, Inc., Sr. Unsec’d. Notes	3.250	02/23/26	20	21,403
International Business Machines Corp., Sr. Unsec’d. Notes	5.875	11/29/32	8	10,602

				32,005

Diversified Financial Services 0.2%
Discover Financial Services, Sr. Unsec’d. Notes	3.750	03/04/25	21	22,376
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., Sr. Unsec’d. Notes	2.625	10/15/31	25	24,554

				46,930

Electric 2.7%
AEP Texas, Inc.,
Sr. Unsec’d. Notes	2.100	07/01/30	17	16,494
Sr. Unsec’d. Notes	3.450	05/15/51	13	13,695
AEP Transmission Co. LLC, Sr. Unsec’d. Notes	4.250	09/15/48	17	20,963
Ameren Corp., Sr. Unsec’d. Notes	2.500	09/15/24	21	21,638
Arizona Public Service Co., Sr. Unsec’d. Notes	2.600	08/15/29	8	8,220
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	4.300	12/01/56	4	4,859

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Electric (cont’d.)
Dominion Energy South Carolina, Inc., First Mortgage	4.600%	06/15/43	17	$21,241
DTE Electric Co., General Ref. Mortgage	4.050	05/15/48	21	25,696
Duke Energy Carolinas LLC, Sr. Unsec’d. Notes	6.100	06/01/37	21	28,839
Duke Energy Florida LLC, First Mortgage	2.400	12/15/31	50	50,420
Emera US Finance LP,
Gtd. Notes	4.750	06/15/46	13	15,578
Gtd. Notes, 144A	2.639	06/15/31	13	12,990
Entergy Louisiana LLC, Collateral Trust	4.200	09/01/48	8	9,814
Eversource Energy, Sr. Unsec’d. Notes	4.250	04/01/29	21	23,681
Florida Power & Light Co., First Mortgage	4.125	02/01/42	17	20,563
Jersey Central Power & Light Co., Sr. Unsec’d. Notes, 144A	4.700	04/01/24	17	18,134
MidAmerican Energy Co., First Mortgage	4.250	07/15/49	34	42,659
Mississippi Power Co., Sr. Unsec’d. Notes	4.250	03/15/42	13	15,318
Monongahela Power Co., First Mortgage, 144A	3.550	05/15/27	21	22,607
NextEra Energy Capital Holdings, Inc., Gtd. Notes	2.800	01/15/23	21	21,515
Northern States Power Co., First Mortgage	3.400	08/15/42	34	37,367
NRG Energy, Inc., Sr. Sec’d. Notes, 144A	3.750	06/15/24	17	17,767
Pacific Gas & Electric Co.,
First Mortgage	1.750	06/16/22	21	20,992
First Mortgage	3.500	08/01/50	29	27,638
First Mortgage	4.550	07/01/30	20	21,832
PECO Energy Co., First Mortgage	2.800	06/15/50	17	17,258
PPL Electric Utilities Corp., First Mortgage	3.000	10/01/49	13	13,645
Public Service Electric & Gas Co.,
First Mortgage, MTN	3.600	12/01/47	13	15,095
First Mortgage, MTN	3.700	05/01/28	13	14,432
Puget Energy, Inc., Sr. Sec’d. Notes	2.379	06/15/28	5	4,982
San Diego Gas & Electric Co., First Mortgage	4.150	05/15/48	15	18,364
Sempra Energy, Sr. Unsec’d. Notes	4.000	02/01/48	15	17,304
Southern California Edison Co., First Ref. Mortgage	4.000	04/01/47	30	33,496
Vistra Operations Co. LLC, Sr. Sec’d. Notes, 144A	3.550	07/15/24	17	17,628
Xcel Energy, Inc., Sr. Unsec’d. Notes	1.750	03/15/27	10	9,936

				702,660

Engineering & Construction 0.8%
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250	10/31/26	200	210,327

Food 0.2%
Campbell Soup Co., Sr. Unsec’d. Notes	3.300	03/19/25	21	22,234
Hormel Foods Corp., Sr. Unsec’d. Notes	0.650	06/03/24	8	7,931
Mars, Inc., Gtd. Notes, 144A	3.600	04/01/34	10	11,265

				41,430

Gas 0.2%
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	4.100	09/01/47	21	24,845

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of November 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Gas (cont’d.)

NiSource, Inc., Sr. Unsec’d. Notes	3.490%	05/15/27	13	$13,981
Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.500	06/01/29	21	22,627

				61,453

Healthcare-Services 1.2%

Anthem, Inc., Sr. Unsec’d. Notes	4.625	05/15/42	30	37,387
Ascension Health, Sr. Unsec’d. Notes	2.532	11/15/29	35	36,529
Kaiser Foundation Hospitals, Unsec’d. Notes	2.810	06/01/41	45	45,927
Memorial Sloan-Kettering Cancer Center, Unsec’d. Notes	2.955	01/01/50	15	15,716
Methodist Hospital (The), Unsec’d. Notes	2.705	12/01/50	10	9,957
New York & Presbyterian Hospital (The), Unsec’d. Notes	4.024	08/01/45	10	12,737
Northwestern Memorial Healthcare Obligated Group, Unsec’d. Notes	2.633	07/15/51	20	19,659
OhioHealth Corp., Sec’d. Notes	2.297	11/15/31	30	30,456
Piedmont Healthcare, Inc., Sec’d. Notes	2.719	01/01/42	15	14,884
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	4.700	03/30/45	8	10,165
Sentara Healthcare, Sr. Unsec’d. Notes	2.927	11/01/51	15	15,856
Stanford Health Care, Unsec’d. Notes	3.027	08/15/51	20	21,762
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	3.875	08/15/59	13	15,715
Sr. Unsec’d. Notes	3.950	10/15/42	30	35,413

				322,163

Insurance 0.7%

American International Group, Inc., Sr. Unsec’d. Notes	4.500	07/16/44	25	30,755
Chubb INA Holdings, Inc., Gtd. Notes	2.700	03/13/23	8	8,207
Everest Reinsurance Holdings, Inc., Sr. Unsec’d. Notes	3.500	10/15/50	8	8,483
Liberty Mutual Group, Inc., Gtd. Notes, 144A	3.951	10/15/50	38	43,280
Lincoln National Corp., Sr. Unsec’d. Notes	3.050	01/15/30	8	8,450
Markel Corp.,
Sr. Unsec’d. Notes	4.150	09/17/50	17	20,234
Sr. Unsec’d. Notes	4.900	07/01/22	21	21,505
Principal Financial Group, Inc., Gtd. Notes	4.625	09/15/42	17	21,466
W.R. Berkley Corp., Sr. Unsec’d. Notes	4.000	05/12/50	8	9,386

				171,766

Iron/Steel 0.1%

Steel Dynamics, Inc., Sr. Unsec’d. Notes	3.450	04/15/30	25	26,648
Vale Overseas Ltd. (Cayman Islands), Gtd. Notes	6.250	08/10/26	10	11,375

				38,023

Lodging 0.2%

Marriott International, Inc., Sr. Unsec’d. Notes	3.125	06/15/26	38	39,903

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Machinery-Constructions & Mining 0.1%

Caterpillar, Inc., Sr. Unsec’d. Notes	2.600%	09/19/29	13	$13,632

Machinery-Diversified 0.2%

Flowserve Corp., Sr. Unsec’d. Notes	2.800	01/15/32	5	4,904
Westinghouse Air Brake Technologies Corp., Gtd. Notes	3.200	06/15/25	43	45,093

				49,997

Media 1.3%

Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	4.800	03/01/50	64	72,123
Sr. Sec’d. Notes	4.908	07/23/25	38	41,933
Sr. Sec’d. Notes	6.384	10/23/35	25	32,410
Comcast Corp., Gtd. Notes	3.999	11/01/49	42	49,010
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	3.150	08/15/24	13	13,605
Discovery Communications LLC,
Gtd. Notes	2.950	03/20/23	25	25,644
Gtd. Notes	3.625	05/15/30	25	26,774
Gtd. Notes	5.200	09/20/47	23	29,004
ViacomCBS, Inc., Sr. Unsec’d. Notes	4.375	03/15/43	38	43,052
Walt Disney Co. (The), Gtd. Notes	3.600	01/13/51	12	13,765

				347,320

Mining 0.5%

Barrick North America Finance LLC, Gtd. Notes	5.750	05/01/43	30	41,544
Newmont Corp., Gtd. Notes	2.800	10/01/29	47	48,297
Southern Copper Corp., Sr. Unsec’d. Notes	5.250	11/08/42	10	12,442
Teck Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.250	07/15/41	30	39,397

				141,680

Miscellaneous Manufacturer 0.4%

Carlisle Cos., Inc., Sr. Unsec’d. Notes	2.200	03/01/32	30	28,998
General Electric Co., Sr. Unsec’d. Notes, GMTN	3.450	05/15/24	34	35,832
Textron, Inc., Sr. Unsec’d. Notes	3.375	03/01/28	34	36,474

				101,304

Multi-National 0.4%

Corp. Andina de Fomento (Supranational), Sr. Unsec’d. Notes	3.750	11/23/23	100	105,352

Oil & Gas 1.4%

BP Capital Markets America, Inc., Gtd. Notes	3.790	02/06/24	25	26,445
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	2.950	01/15/23	42	42,852
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	3.750	02/15/52	5	4,928
Sr. Unsec’d. Notes	4.250	04/15/27	13	14,151
Sr. Unsec’d. Notes	5.400	06/15/47	17	20,957
ConocoPhillips, Gtd. Notes, 144A	4.300	08/15/28	42	47,521

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of November 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Continental Resources, Inc., Gtd. Notes, 144A	2.268%	11/15/26	15	$14,816
Devon Energy Corp., Sr. Unsec’d. Notes	5.600	07/15/41	21	26,399
Diamondback Energy, Inc.,
Gtd. Notes	2.875	12/01/24	21	21,786
Gtd. Notes	3.500	12/01/29	30	31,510
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	5.375	06/26/26	10	10,491
Exxon Mobil Corp., Sr. Unsec’d. Notes	3.452	04/15/51	8	8,772
Helmerich & Payne, Inc., Sr. Unsec’d. Notes, 144A	2.900	09/29/31	30	29,538
Phillips 66, Gtd. Notes	2.150	12/15/30	34	32,644
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	1.125	01/15/26	42	40,924

				373,734

Pharmaceuticals 2.0%

AbbVie, Inc.,
Sr. Unsec’d. Notes	3.200	11/21/29	50	53,202
Sr. Unsec’d. Notes	4.250	11/21/49	15	18,081
Sr. Unsec’d. Notes	4.550	03/15/35	35	41,763
AstraZeneca Finance LLC, Gtd. Notes	2.250	05/28/31	3	3,033
Becton Dickinson & Co., Sr. Unsec’d. Notes	3.734	12/15/24	3	3,199
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	3.400	07/26/29	13	14,234
Sr. Unsec’d. Notes	5.000	08/15/45	13	17,534
Cigna Corp.,
Gtd. Notes	4.375	10/15/28	30	34,038
Sr. Unsec’d. Notes	2.400	03/15/30	38	38,038
Sr. Unsec’d. Notes	3.400	03/15/50	21	21,976
CVS Health Corp., Sr. Unsec’d. Notes	5.125	07/20/45	42	55,151
Johnson & Johnson, Sr. Unsec’d. Notes	2.450	09/01/60	8	7,686
Merck & Co., Inc., Sr. Unsec’d. Notes	3.400	03/07/29	8	8,759
Mylan, Inc., Gtd. Notes	5.200	04/15/48	30	37,138
Pfizer, Inc., Sr. Unsec’d. Notes	2.550	05/28/40	13	12,947
Shire Acquisitions Investments Ireland DAC (Ireland),
Gtd. Notes	2.875	09/23/23	64	66,025
Gtd. Notes	3.200	09/23/26	59	62,533
Viatris, Inc., Gtd. Notes	3.850	06/22/40	38	40,447

				535,784

Pipelines 1.9%

Energy Transfer LP,
Sr. Unsec’d. Notes	4.950	06/15/28	38	42,941
Sr. Unsec’d. Notes	6.250	04/15/49	34	44,327
Enterprise Products Operating LLC,
Gtd. Notes	3.125	07/31/29	30	31,813
Gtd. Notes	4.850	03/15/44	25	30,204
Kinder Morgan, Inc.,
Gtd. Notes	2.000	02/15/31	34	32,077
Gtd. Notes	3.250	08/01/50	17	16,070

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

MPLX LP,
Sr. Unsec’d. Notes	4.500%	04/15/38	13	$14,462
Sr. Unsec’d. Notes	4.875	06/01/25	55	60,267
Sr. Unsec’d. Notes	5.500	02/15/49	17	21,524
ONEOK Partners LP, Gtd. Notes	6.125	02/01/41	25	31,983
ONEOK, Inc.,
Gtd. Notes	3.100	03/15/30	42	42,941
Gtd. Notes	3.400	09/01/29	15	15,627
Gtd. Notes	4.950	07/13/47	21	24,616
Phillips 66 Partners LP, Sr. Unsec’d. Notes	3.550	10/01/26	17	18,168
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	4.500	12/15/26	17	18,565
Sr. Unsec’d. Notes	5.150	06/01/42	17	18,883
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	3.250	05/15/30	21	22,107
Sr. Unsec’d. Notes	3.950	05/15/50	21	23,680

				510,255

Real Estate Investment Trusts (REITs) 0.8%

Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	3.650	06/15/24	55	58,006
CubeSmart LP, Gtd. Notes	2.250	12/15/28	15	15,059
Host Hotels & Resorts LP, Sr. Unsec’d. Notes	2.900	12/15/31	5	4,866
Realty Income Corp.,
Sr. Unsec’d. Notes	2.200	06/15/28	10	10,090
Sr. Unsec’d. Notes	3.100	12/15/29	29	31,065
Sr. Unsec’d. Notes	3.250	01/15/31	25	26,862
Simon Property Group LP, Sr. Unsec’d. Notes	3.750	02/01/24	30	31,553
Spirit Realty LP, Gtd. Notes	2.700	02/15/32	8	7,938
Ventas Realty LP, Gtd. Notes	4.125	01/15/26	17	18,544
Weyerhaeuser Co., Sr. Unsec’d. Notes	8.500	01/15/25	13	15,797

				219,780

Retail 0.3%

Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A	4.500	07/26/47	17	20,570
AutoZone, Inc., Sr. Unsec’d. Notes	3.750	04/18/29	38	41,858
Home Depot, Inc. (The), Sr. Unsec’d. Notes	5.875	12/16/36	8	11,359
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.700	12/09/35	8	9,827

				83,614

Semiconductors 0.4%

Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A	3.137	11/15/35	42	41,329
Sr. Unsec’d. Notes, 144A	3.419	04/15/33	55	56,746

				98,075

Software 0.2%

Microsoft Corp., Sr. Unsec’d. Notes	2.525	06/01/50	38	37,700

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of November 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Software (cont’d.)

Oracle Corp., Sr. Unsec’d. Notes	3.850%	04/01/60	8	$8,333

				46,033

Telecommunications 1.0%

AT&T, Inc.,
Sr. Unsec’d. Notes	3.500	09/15/53	90	90,903
Sr. Unsec’d. Notes	4.300	02/15/30	40	45,184
Sr. Unsec’d. Notes	4.500	05/15/35	20	23,032
T-Mobile USA, Inc.,
Sr. Sec’d. Notes	2.050	02/15/28	21	20,673
Sr. Sec’d. Notes	3.000	02/15/41	30	28,624
Sr. Sec’d. Notes	3.300	02/15/51	13	12,714
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.016	12/03/29	47	52,645

				273,775

Transportation 0.0%

CSX Corp., Sr. Unsec’d. Notes	6.150	05/01/37	8	11,305

TOTAL CORPORATE BONDS

(cost $7,826,552)				7,913,660

MUNICIPAL BONDS 0.5%

New Jersey 0.1%

New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	10	16,561

New York 0.1%

New York State Dormitory Authority, Taxable, Revenue Bonds	2.202	03/15/34	15	14,701
Port Authority of New York & New Jersey, Consolidated, Revenue Bonds	4.458	10/01/62	10	13,967

				28,668

Ohio 0.0%

Ohio State University (The), Taxable, Revenue Bonds, Series A	4.800	06/01/11	10	16,019

Pennsylvania 0.2%

Pennsylvania Turnpike Commission, Revenue Bonds, BABs, Series B	5.511	12/01/45	10	14,654
University of Pittsburgh-of the Commonwealth System of Higher Education, Taxable, Revenue Bonds	3.555	09/15/19	30	36,499

				51,153

Virginia 0.1%

University of Virginia, Taxable, Revenue Bonds, Series B	2.584	11/01/51	25	26,112

TOTAL MUNICIPAL BONDS

(cost $129,436)				138,513

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS 1.6%
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	7.625%	03/29/41	10	$16,347
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	3.500	01/11/28	200	216,098
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	6.050	01/11/40	50	61,448
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	4.125	08/25/27	50	54,740
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	6.125	01/22/44	40	50,820
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	5.100	06/18/50	15	19,475
TOTAL SOVEREIGN BONDS

(cost $422,748)				418,928

U.S. GOVERNMENT AGENCY OBLIGATIONS 25.5%
Federal National Mortgage Assoc.	2.000	TBA	250	256,332
Federal National Mortgage Assoc.	2.500	TBA	500	518,225
Federal National Mortgage Assoc.	2.500	TBA	2,000	2,044,920
Federal National Mortgage Assoc.	2.500	TBA	750	768,720
Federal National Mortgage Assoc.	3.000	TBA	500	518,555
Federal National Mortgage Assoc.	3.000	TBA	500	519,155
Federal National Mortgage Assoc.	4.000	TBA	250	266,304
Federal National Mortgage Assoc. Pool	1.500	12/01/50	381	369,008
Federal National Mortgage Assoc. Pool	2.000	05/01/36	461	472,998
Federal National Mortgage Assoc. Pool	2.000	05/01/51	256	256,179
Federal National Mortgage Assoc. Pool	2.500	09/01/41	492	510,632
Government National Mortgage Assoc.	2.500	TBA	250	256,812
Tennessee Valley Authority, Sr. Unsec’d. Notes	1.500	09/15/31	15	14,831
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS

(cost $6,773,274)				6,772,671

U.S. TREASURY OBLIGATIONS 22.2%
U.S. Treasury Bonds	1.750	08/15/41	21	20,616
U.S. Treasury Bonds	1.875	02/15/41	1,660	1,665,188
U.S. Treasury Bonds	2.000	08/15/51	45	47,131
U.S. Treasury Bonds	2.250	05/15/41	105	111,792
U.S. Treasury Bonds	2.500	02/15/46	1,090	1,228,805
U.S. Treasury Bonds	2.750	08/15/47	100	119,094
U.S. Treasury Bonds	3.625	08/15/43	245	322,252
U.S. Treasury Notes	0.250	09/30/23	55	54,757
U.S. Treasury Notes	0.375	01/31/26	50	48,551
U.S. Treasury Notes(k)	0.750	03/31/26	450	443,320
U.S. Treasury Notes	1.125	02/15/31	303	295,898
U.S. Treasury Notes	1.250	11/30/26	145	145,668
U.S. Treasury Notes	1.250	09/30/28	5	4,963
U.S. Treasury Notes	1.250	08/15/31	224	220,465
U.S. Treasury Notes	1.375	11/15/31	240	238,575
U.S. Treasury Notes	1.500	11/30/28	105	105,919
U.S. Treasury Notes	2.250	11/15/25	40	41,863

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of November 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes	2.625%	02/15/29	75	$81,480
U.S. Treasury Strips Coupon	1.954(s)	02/15/42	245	163,882
U.S. Treasury Strips Coupon	2.511(s)	08/15/44	305	193,901
U.S. Treasury Strips Coupon	2.526(s)	02/15/46	450	281,268
U.S. Treasury Strips Coupon	2.545(s)	11/15/45	80	50,178
TOTAL U.S. TREASURY OBLIGATIONS

(cost $5,727,600)				5,885,566

TOTAL LONG-TERM INVESTMENTS
(cost $25,945,309)				26,192,793

			Shares

SHORT-TERM INVESTMENT 20.3%
AFFILIATED MUTUAL FUND 20.3%
PGIM Core Ultra Short Bond Fund (cost $5,363,993)(wa)			5,363,993	5,363,993

TOTAL INVESTMENTS 119.1% (cost $31,309,302)				31,556,786

Liabilities in excess of other assets (19.1)%				(5,071,670)

NET ASSETS 100.0%				$26,485,116

The following abbreviations are used in the quarterly report:

144A-Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

BABs-Build America Bonds

CLO-Collateralized Loan Obligation

GMTN-Global Medium Term Note

LIBOR-London Interbank Offered Rate

MTN-Medium Term Note

SOFR-Secured Overnight Financing Rate

SOFR30A-30-Day Average Secured Overnight Financing Rate

Strips-Separate Trading of Registered Interest and Principal of Securities

TBA-To Be Announced

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2021.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and the PGIM Institutional Money Market Fund, if applicable.

Futures contracts outstanding at November 30, 2021:

Number of contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
1	10 Year U.S. Treasury Notes	Mar. 2022	$130,813	$1,828
13	2 Year U.S. Treasury Notes	Mar. 2022	2,843,547	4,785
24	5 Year U.S. Treasury Notes	Mar. 2022	2,913,563	22,342

				28,955

	Short Positions:
12	U.S. Long Bond	Mar. 2022	1,945,500	(34,002)
7	U.S. Ultra 10-Year Notes	Mar. 2022	1,028,234	(20,961)
4	U.S. Ultra Bond	Mar. 2022	802,250	(26,336)

				(81,299)

				$(52,344)

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).